Share-based payments	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Share-based payments
Note 33. Share-based payments
The options in the first three tranches in the table below were issued as consideration for services rendered in relation to capital raising conducted during a previous year by the consolidated entity, and have now expired.
The options in the remaining tranches in the table below have been issued to employees under the ESOP. In total, $262,105 (2019: $246,387) of employee remuneration expense (all of which related to equity-settled share-based payment transactions) has been included in profit or loss during the year and credited to share-based payment reserve.
Options in tranches
5-7
and 15 represent a modification which occurred during the year. The options in tranches
5-7
were cancelled and the options in tranche 15 issued in their stead. These options were issued to the CEO and Managing Director, and the modification was approved by the shareholders on 13 November 2019. The option pricing model used to determine the incremental fair value was a Black-Scholes option pricing model. The inputs into the valuation model are set out in a table later in this note and the assumptions with regard to dividends, volatility and risk-free rate are relevant to the newly issued replacement options. The volatility was determined based upon historical volatility. The fair value of the new options granted was $216,000 and the fair value of the old options was de minimus just prior to the modification. Therefore, the incremental fair value of the modification was $216,000.
The terms of the options were agreed by the directors on 4 January 2019, including immediate vesting of 50% of the options, with the remaining options to vest in equal portions over the following three years starting 4 January 2020. The options will expire on 4 January 2024. Because the options required shareholder approval they were not issued until that approval was granted on 13 November 2019, however the terms were as agreed on 4 January 2019.
2020

Tranche	Grant date	Expiry date	A$ Exercise price	Balance at the start of the year	Granted	Modified	Expired	Balance at the end of the year

1	04/03/2015	16/12/2019	$1.500	46,647	—	—	(46,647)	—
2	04/03/2015	18/12/2019	$1.500	19,952	—	—	(19,952)	—
3	24/06/2015	30/06/2020	$4.000	519,000	—	—	(519,000)	—
4	16/11/2015	16/11/2020	$2.200	236,667	—	—	—	236,667
5	18/03/2016	01/02/2021	$1.990	300,000	—	(300,000)	—	—
6	18/03/2016	01/02/2021	$1.990	200,000	—	(200,000)	—	—
7	18/03/2016	01/02/2021	$2.610	250,000	—	(250,000)	—	—
8	05/09/2016	05/09/2021	$1.630	50,000	—	—	—	50,000
9	12/10/2016	17/10/2021	$1.560	62,000	—	—	—	62,000
10	31/10/2016	01/11/2021	$1.380	12,500	—	—	—	12,500
11	21/11/2016	23/11/2021	$1.380	50,000	—	—	—	50,000
12	07/08/201 7	07/08/2022	$0.670	224,000	—	—	—	224,000
13	05/02/2018	05/02/2023	$0.780	440,000	—	—	—	440,000
14	04/01/2019	04/01/2024	$0.492	250,000	—	—	—	250,000
15	13/11/2019	04/01/2024	$0.492	—	—	1,200,000	—	1,200,000
16	13/01/2020	13/01/2025	$0.881	—	250,000	—	—	250,000

				2,660,766	250,000	450,000	(585,599)	2,775,167

Weighted average exercise price				$1.960	$0.880	$2.348	$3.716	$0.797

No options were exercised or
forfeited during the year.
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranches 4, 8, 10, 11 and 13 were vested and exercisable
- Options in tranche 16 were unvested
- Options in the other tranches were vested as follows: 9: 75%, 12: 50% 14: 50% and 15: 67%. All were able to be exercised at year end.
All remaining options are expected to vest in future periods.

The weighted average remaining contractual life of options outstanding at the 30 June 2020 is 2.78 years.

2019

Tranche	Grant date	Expiry date	A$ Exercise price	Balance at the start of the year		Granted		Exercised		Forfeited on cessation of employment		Balance at the end of the year

1	04/03/2015	16/12/2019	$1.500		46,647		—		—		—		46,647
2	04/03/2015	18/12/2019	$1.500		19,952		—		—		—		19,952
3	24/06/2015	30/06/2020	$4.000		519,000		—		—		—		519,000
4	16/11/2015	16/11/2020	$2.200		236,667		—		—		—		236,667
5	18/03/2016	01/02/2021	$1.990		300,000		—		—		—		300,000
6	18/03/2016	01/02/2021	$1.990		200,000		—		—		—		200,000
7	18/03/2016	01/02/2021	$2.610		250,000		—		—		—		250,000
8	05/09/2016	05/09/2021	$1.630		50,000		—		—		—		50,000
9	12/10/2016	17/10/2021	$1.560		62,000		—		—		—		62,000
10	31/10/2016	01/11/2021	$1.380		12,500		—		—		—		12,500
11	21/11/2016	23/11/2021	$1.380		50,000		—		—		—		50,000
12	07/08/2017	07/08/2022	$0.670		224,000		—		—		—		224,000
13	05/02/2018	05/02/2023	$0.780		440,000		—		—		—		440,000
14	04/01/2019	04/01/2024	$0.492		—		250,000		—		—		250,000

					2,410,766		250,000		—		—		2,660,766

Weighted average exercise price				A$	2.120	A$	0.490	A$	0.000	A$	0.000	A$	1.960
At the end of the period the following options were vested and exercisable:
- Options from Tranche 1 to Tranche 6, Tranches 8, 10 and 11 were vested and exercisable
- Options in Tranches 7 and 14 were unvested
- Options from Tranche 9 and 13 were vested and exercisable as to 50%
- Options from Tranche 12 were vested and exercisable as to 25%
All remaining options are expected to vest in future periods. No options have expired during the financial year.
The weighted average remaining contractual life of options outstanding at the 30 June 2019 is 1.43 years.
Employee share options
During the year ended 30 June 2020, 250,000 options have been issued to the employees by the consolidated entity pursuant to the Company’s Employee Share Option Plan.

•	Tranche 16 of 250,000 options vesting equally over 4 years in annual intervals from 13 January 2021.
Also during the year, 750,000 options were cancelled and replaced by 1,200,000 new options issued in their place. This has been accounted for as a modification of the first series of options, as their cancellation was contingent upon receipt of shareholder approval for the issue of the new options.
Of the new options, which are shown as tranche 15:

•	50% vested immediately

•	the remaining 50% vest equally over 3 years in annual intervals from 4 January 2020
An option will only vest if the option holder continues to be a full-time employee with the Company or an Associated Company during the vesting period relating to the option.
Conditions for an option to be exercised:

•	The option must have vested and a period of 1 year from the date the option was issued must have expired;

•	Option holder must have provided the Company with an Exercise Notice and have paid the Exercise Price for the option.

•	The Exercise Notice must be for the exercise of at least the Minimum Number of Options;

•	The Exercise Notice must have been provided to the Company and Exercise Price paid before the expiry of 5 years from the date the Option is issued.
Options Valuation
In order to obtain a fair valuation of these options, the following assumptions have been made:
The Black Scholes option valuation methodology has been used with the expectation that the majority of these options would be exercised towards the end of the option term. Inputs into the Black Scholes model includes the share price at grant date, exercise price, volatility, and the risk free rate of a five year Australian Government Bond on grant date.
Risk-free rate and grant date
For all tranches, the risk-free rate of a five-year Australian Government bond on grant date was used. Please refer to the table below for details.
Options in Tranches 1 to 16 have various vesting periods and exercising conditions. These options are unlisted as at 30 June 2020.
No dividends are expected to be declared or paid by the consolidated entity during the terms of the options.
The underlying expected volatility was determined by reference to historical data of the Company’s shares over a period of time. No special features inherent to the options granted were incorporated into measurement of fair value.
Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Remaining Life (years)	Risk free Rate (%)	Fair value per option

16/11/2015	16/11/2020	$0.140	$2.200	158.00%	0.37	2.04%	$1.280
05/09/2016	05/09/2021	$0.105	$1.630	122.00%	1.16	1.60%	$0.840
12/10/2016	17/10/2021	$0.098	$1.560	122.00%	1.29	1.89%	$0.780
31/10/2016	01/11/2021	$0.090	$1.380	122.00%	1.20	1.87%	$0.720
21/11/2016	23/11/2021	$0.092	$1.380	122.00%	1.20	2.10%	$0.730
07/08/2017	07/08/2022	$0.430	$0.670	74.50%	2.08	1.95%	$0.206
05/02/2018	05/02/2023	$0.500	$0.780	74.50%	2.58	1.95%	$0.200
04/01/2019	04/01/2024	$0.340	$0.493	74.50%	3.50	1.95%	$0.140
13/11/2019	13/11/2024	$0.410	$0.493	74.50%	4.20	1.95%	$0.180
13/01/2020	13/01/2025	$0.620	$0.881	74.50%	4.50	1.95%	$0.340